UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/10

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jason Schuck
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Jason Schuck             Springfield, MA            07/15/10


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$510531
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     7771 321231.00SH       SOLE                321231.00
Abbott Laboratories            COM              002824100     8930 190896.00SH       SOLE                190896.00
Aflac Inc                      COM              001055102    12035 282043.97SH       SOLE                282043.97
Altria Group Inc               COM              02209S103      407 20287.00 SH       SOLE                 20287.00
American Electric Power        COM              025537101      200  6196.00 SH       SOLE                  6196.00
American Express Co            COM              025816109     6884 173412.00SH       SOLE                173412.00
Apache Corp                    COM              037411105    15072 179025.00SH       SOLE                179025.00
Apple Computer Inc             COM              037833100      333  1322.00 SH       SOLE                  1322.00
Applied Matls Inc              COM              038222105      442 36733.00 SH       SOLE                 36733.00
Bank of America Corp           COM              060505104      146 10145.00 SH       SOLE                 10145.00
Becton Dickinson Corp          COM              075887109     7770 114907.00SH       SOLE                114907.00
Berkshire Hathaway Inc Del Cl  COM              084670702      276  3460.00 SH       SOLE                  3460.00
Berkshire Hills Bancorp        COM              084680107      352 18062.00 SH       SOLE                 18062.00
Boeing Co                      COM              097023105      215  3420.00 SH       SOLE                  3420.00
Bristol Myers Squibb           COM              110122108      577 23149.00 SH       SOLE                 23149.00
Calgon Carbon                  COM              129603106      159 12020.00 SH       SOLE                 12020.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chevron Corp                   COM              166764100      293  4318.00 SH       SOLE                  4318.00
Chubb Corporation              COM              171232101     4657 93125.00 SH       SOLE                 93125.00
Ciena Corp                     COM              171779309      398 31400.00 SH       SOLE                 31400.00
Cisco                          COM              17275R102    17285 811116.00SH       SOLE                811116.00
Citigroup Inc                  COM              172967101      240 63697.00 SH       SOLE                 63697.00
Coca Cola Co                   COM              191216100    13112 261611.00SH       SOLE                261611.00
Costco Warehouse Corp          COM              22160K105    13175 240282.00SH       SOLE                240282.00
Direxion Large Bull 3X         COM              25459W862     1217 31135.00 SH       SOLE                 31135.00
Dominion Resources Inc         COM              25746U109      296  7643.00 SH       SOLE                  7643.00
Duke Energy Corp               COM              26441C105      390 24361.00 SH       SOLE                 24361.00
Dupont                         COM              263534109    12854 371616.62SH       SOLE                371616.62
EAFE Int'l                     COM              464287465    20216 434655.00SH       SOLE                434655.00
EAFE Int'l-Vanguard            COM              921943858     5721 195665.00SH       SOLE                195665.00
EMC Corp                       COM              268648102    15178 829413.00SH       SOLE                829413.00
Emerging Markets MSCI          COM              464287234     3350 89755.00 SH       SOLE                 89755.00
Emerging Markets-Vanguard      COM              922042858     2965 78050.00 SH       SOLE                 78050.00
ExxonMobil Corp                COM              30231G102    25563 447915.73SH       SOLE                447915.73
Fiserv Inc                     COM              337738108     9531 208730.00SH       SOLE                208730.00
Fluor Corporation              COM              343412102     7075 166470.00SH       SOLE                166470.00
General Dynamics Corp          COM              369550108      265  4520.00 SH       SOLE                  4520.00
General Electric               COM              369604103    13600 943141.00SH       SOLE                943141.00
Goldman Sachs                  COM              38141G104    13954 106297.00SH       SOLE                106297.00
Google Inc-CL A                COM              38259P508    14292 32120.00 SH       SOLE                 32120.00
IShares Biotech                COM              464287556     8716 112359.00SH       SOLE                112359.00
IShares Russell 2000           COM              464287655      766 12527.00 SH       SOLE                 12527.00
IShares S&P Preferred Stock In COM              464288687      597 16100.00 SH       SOLE                 16100.00
Intel Corp                     COM              458140100    12783 657214.72SH       SOLE                657214.72
Investment Co Amer             COM              461308108      233  9920.28 SH       SOLE                  9920.28
Ishares S&P 600                COM              464287804    16375 302450.00SH       SOLE                302450.00
JP Morgan Chase                COM              46625H100      220  6001.00 SH       SOLE                  6001.00
Johnson & Johnson              COM              478160104    12388 209752.69SH       SOLE                209752.69
Kimberly-Clark Corp            COM              494368103     5193 85656.00 SH       SOLE                 85656.00
McCormick Co                   COM              579780206     4998 131663.00SH       SOLE                131663.00
Merck & Co Inc                 COM              58933Y105      210  6011.00 SH       SOLE                  6011.00
Microsoft Corp                 COM              594918104    13862 602419.13SH       SOLE                602419.13
Minnesota Mng & Mfg            COM              88579Y101    13607 172268.52SH       SOLE                172268.52
Nalco Holding Co               COM              62985Q101      209 10200.00 SH       SOLE                 10200.00
Northern Trust Corp            COM              665859104     6705 143573.00SH       SOLE                143573.00
Nutracea                       COM              67060N204       10 75129.00 SH       SOLE                 75129.00
Occidental Petroleum Co        COM              674599105      201  2600.00 SH       SOLE                  2600.00
Oracle Corp                    COM              68389X105     7874 366920.00SH       SOLE                366920.00
Paychex Inc                    COM              704326107    10521 405140.00SH       SOLE                405140.00
Peabody Energy                 COM              704549104      391 10000.00 SH       SOLE                 10000.00
Peoples United Fin'l Inc       COM              712704105      363 26875.00 SH       SOLE                 26875.00
Pfizer Inc                     COM              717081103      489 34295.00 SH       SOLE                 34295.00
Phillip Morris International,  COM              718172109     8710 190019.00SH       SOLE                190019.00
Pitney Bowes                   COM              724479100      284 12950.00 SH       SOLE                 12950.00
Procter & Gamble               COM              742718109    17283 288150.00SH       SOLE                288150.00
Progress Energy Inc            COM              743263105      268  6825.00 SH       SOLE                  6825.00
Qualcomm Inc                   COM              747525103     9460 288065.64SH       SOLE                288065.64
Rambus Inc                     COM              750917106      350 20000.00 SH       SOLE                 20000.00
Rite Aid Corp                  COM              767754104       25 25625.00 SH       SOLE                 25625.00
SPDR S&P Midcap 400            COM              78467Y107     5495 42541.00 SH       SOLE                 42541.00
Schlumberger Ltd               COM              806857108     5245 94774.00 SH       SOLE                 94774.00
Searchlight Minerals Corp Com  COM              812224202       41 58500.00 SH       SOLE                 58500.00
Sirius XM Radio Inc            COM              82967N108       85 89700.00 SH       SOLE                 89700.00
Smith & Wesson                 COM              831756101       45 11025.00 SH       SOLE                 11025.00
Southern Co                    COM              842587107      492 14798.00 SH       SOLE                 14798.00
Spdr Tr Unit Ser 1             COM              78462F103     3574 34628.00 SH       SOLE                 34628.00
Staples Inc                    COM              855030102      270 14150.00 SH       SOLE                 14150.00
Target Corp                    COM              87612E106     7534 153221.24SH       SOLE                153221.24
Toyota Motor Corp Sp           COM              892331307      343  5000.00 SH       SOLE                  5000.00
Transocean LTD                 COM              H8817H100     5531 119463.00SH       SOLE                119463.00
US Natural Gas Fund            COM              912318102     3563 459755.00SH       SOLE                459755.00
United Parcel Svc Cl B         COM              911312106    10453 183735.37SH       SOLE                183735.37
United Technologies            COM              913017109     1504 23175.00 SH       SOLE                 23175.00
Vanguard Mid Cap               COM              922908629     4591 78245.00 SH       SOLE                 78245.00
Vanguard Small Cap ETF         COM              922908751      753 13300.00 SH       SOLE                 13300.00
Verizon Communications         COM              92343V104      378 13483.00 SH       SOLE                 13483.00
Walt Disney                    COM              254687106    12757 404990.00SH       SOLE                404990.00
Wave Systems                   COM              943526301      130 40000.00 SH       SOLE                 40000.00
1-3 Month SPDR ETF             ETF              78464A680      210  4570.00 SH       SOLE                  4570.00
1-3 Yr Treasury ETF            ETF              464287457      331  3935.00 SH       SOLE                  3935.00
1-30 Laddered Treasury ETF     ETF              73936T524     2547 88136.00 SH       SOLE                 88136.00
Aggregate Bond ETF             ETF              464287226      472  4405.00 SH       SOLE                  4405.00
Fixed Rate Mortgage Bond ETF   ETF              464288588    12469 113946.00SH       SOLE                113946.00
High Yield Bond ETF            ETF              78464A417      576 15235.00 SH       SOLE                 15235.00
Total Bond Mkt ETF             ETF              921937835    20859 256310.00SH       SOLE                256310.00